UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21032

        Credit Suisse Short Duration Bond Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          January 1, 2006 to March 31, 2006

Item 1. Schedule of Investments

Credit Suisse Short Duration Bond Fund
Schedule of Investments
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (37.7%)
Automobile Manufacturers (0.8%)
$ 375	DaimlerChrysler North America Holding Corp.,Global Company
	Guaranteed Notes	(BBB, A3)	03/15/11	5.875	$373,714

Banks (1.0%)
500	Washington Mutual, Inc., Global Senior Notes #	(A-, A3)	01/15/08	4.375	491,816

Diversified Financials (10.6%)
100	BCP Crystal Holdings Corp., Global Senior Subordinated Notes
	(Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	111,250
500	Capital One Financial Corp., Notes	(BBB-, Baa1)	05/01/06	7.250	500,825
500	Countrywide Financial Corp., Series MTNA, Global Company
	Guaranteed Notes #	(A, A3)	12/05/06	4.920	500,003
345	Countrywide Home Loans, Inc., Series MTN, Global Notes	(A, A3)	09/15/09	4.125	330,020
255	Ford Motor Credit Co., Notes	(BB-, Ba2)	06/16/08	6.625	241,475
500	General Electric Capital Corp., Series MTNA, Global Notes #	(AAA, Aaa)	12/15/09	5.030	501,528
325	Goldman Sachs Group, Inc., Global Notes	(A+, Aa3)	06/15/10	4.500	313,499
750	HSBC Finance Corp. MTN, Notes #	(A, Aa3)	07/27/07	4.790	751,617
575	JPMorgan Chase & Co., Global Notes	(A+, Aa3)	03/15/09	3.500	547,487
300	Lehman Brothers Holdings, Inc., Global Notes	(A+, A1)	07/26/10	4.500	289,407
500	Morgan Stanley, Global Bonds	(A+, Aa3)	04/01/07	5.800	502,404
295	Prudential Financial, Inc., Senior Notes +	(A, A3)	11/15/06	4.104	293,131
250	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	248,263

					5,130,909

Electric (8.2%)
306	American Electric Power Company, Inc., Series A, Global Notes	(BBB, Baa2)	05/15/06	6.125	306,264
1,200	Dominion Resources, Inc., Series A, Notes	(BBB+, Baa2)	11/15/06	3.660	1,187,719
720	DTE Energy Co., Senior Unsecured Notes	(BBB-, Baa2)	08/16/07	5.630	721,477
895	FPL Group Capital, Inc., Notes	(A-, A2)	04/11/06	3.250	894,709
375	FPL Group Capital, Inc., Notes	(A-, A2)	02/16/07	4.086	371,109
500	Public Service Company of New Mexico, Senior Notes	(BBB, Baa2)	09/15/08	4.400	485,546

					3,966,824

Environmental Control (1.1%)
500	Waste Management, Inc., Senior Notes	(BBB, Baa3)	11/15/08	6.500	513,130

Food (1.3%)
500	Sara Lee Corp., Notes	(BBB+, A3)	06/15/06	1.950	496,572
100	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB, Ba2)	10/15/09	8.000	104,750

					601,322

Gaming (0.4%)
200	MGM Mirage, Inc., Company Guaranteed Notes	(B+, Ba3)	06/01/07	9.750	209,250

Healthcare Services (0.4%)
200	Caremark Rx, Inc., Senior Notes	(BBB-, Baa3)	10/01/06	7.375	202,006

Home Builders (1.5%)
765	D.R. Horton, Inc., Notes	(BB+, Baa3)	01/15/10	4.875	740,397

Insurance (2.5%)
600	American International Group, Inc., Global Notes	(AA, Aa2)	05/15/08	2.875	572,027
635	Berkshire Hathaway Finance Corp., Global Company Guaranteed
	Notes #	(AAA, Aaa)	01/11/08	4.610	636,193

					1,208,220

Lodging (0.2%)
100	Majestic Star Casino LLC, Company Guaranteed Notes (Callable
	10/15/07 @ $104.75)	(BB-, B2)	10/15/10	9.500	106,500

Machinery (0.3%)
130	Case New Holland, Inc., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/09	6.000	127,400

Media (3.0%)
500	Clear Channel Communications, Inc., Senior Notes	(BBB-, Baa3)	02/01/07	3.125	489,888

Credit Suisse Short Duration Bond Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Media
$ 500	Comcast Cable Communications, Inc., Notes	(BBB+, Baa2)	11/15/08	6.200	$508,612
230	Cox Communications, Inc., Notes	(BBB-, Baa3)	08/15/06	7.750	231,689
100	CSC Holdings, Inc., Senior Notes	(B+, B2)	07/15/08	7.250	101,500
105	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes
	(Callable 12/15/06 @ $104.38)	(B, B2)	12/15/11	8.750	110,906

					1,442,595

Oil & Gas (2.2%)
500	Pemex Project Funding Master Trust, Company Guarantees Notes	(BBB, Baa1)	06/01/07	9.000	521,250
500	Pemex Project Funding Master Trust, Rule 144A, Company
	Guaranteed Notes #‡	(BBB, Baa1)	06/15/10	6.210	514,500

					1,035,750

Packaging & Containers (0.3%)
125	Berry Plastics Corp., Global Company Guaranteed Notes (Callable
	07/15/07 @ $105.38)	(B-, B3)	07/15/12	10.750	138,125

Restaurants (0.2%)
85	Yum! Brands, Inc., Senior Notes	(BBB, Baa3)	04/15/06	8.500	85,076

Telecommunications (3.7%)
230	Cingular Wireless LLC, Global Senior Notes	(A, Baa2)	12/15/06	5.625	230,606
850	Sprint Capital Corp., Global Company Guaranteed Notes	(A-, Baa2)	05/01/09	6.375	870,958
685	Verizon Global Funding Corp., Global Notes	(A, A3)	06/15/07	6.125	691,227

					1,792,791

TOTAL CORPORATE BONDS (Cost $18,353,574)					18,165,825

ASSET BACKED SECURITIES (29.5%)
562	Accredited Mortgage Loan Trust, Series 2003-1, Class A1 #‡‡	(AAA, Aaa)	06/25/33	3.580	524,516
1,650	Accredited Mortgage Loan Trust, Series 2004-3, Class 1A3	(AAA, Aaa)	10/25/34	3.920	1,626,997
36	AQ Finance NIM Trust, Series 2002-NA4 #	(NR, NR)	09/25/32	10.330	7,257
1,000	Argent Securities, Inc., Series 2004-W8, Class A2 #	(AAA, Aaa)	05/25/34	5.298	1,012,344
400	Asset Backed Funding Certificates, Series 2003-AHL1, Class A1 ‡‡	(AAA, Aaa)	03/25/33	3.684	383,599
483	Asset Backed Funding Certificates, Series 2005-HE2, Class A2A #	(AAA, Aaa)	06/25/35	4.928	482,671
887	Caterpillar Financial Asset Trust, Series 2004-A, Class A3	(AAA, Aaa)	01/26/09	3.130	874,910
765	Chase Funding Mortgage Loan, Series 2003-6, Class 1A4 #	(AAA, Aaa)	08/25/30	4.499	739,899
625	Countrywide Asset-Backed Certificates, Series 2001-BC1, Class A6	(AAA, Aaa)	11/25/31	6.565	623,265
617	Equity One ABS, Inc., Series 2003-3, Class AF4	(AAA, Aaa)	12/25/33	4.995	614,744
765	Equity One ABS, Inc., Series 2004-2, Class AF4	(AAA, Aaa)	07/25/34	4.624	755,557
91	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7 #	(AAA, Aaa)	06/25/28	6.465	90,459
36	GE Capital Mortgage Services, Inc., Series 1999-HE2, Class A5 #	(AAA, Aaa)	03/25/29	7.510	35,922
282	GMAC Mortgage Corp. Loan Trust, Series 2003-HE2, Class A2	(AAA, Aaa)	06/25/25	3.140	280,752
1,155	Harley-Davidson Motorcycle Trust, Series 2004-2, Class A2 #	(AAA, Aaa)	02/15/12	3.560	1,120,892
107	IMC Home Equity Loan Trust, Series 1997-5, Class A10 #	(AAA, Aaa)	11/20/28	6.880	107,044
224	Indymac Home Equity Loan Asset-Backed Trust, Series 2000-C, Class AF6	(AAA, Aaa)	02/25/30	7.340	223,160
171	Mellon Residential Funding Corp., Series 1998-TBC1, Class A3 #	(AAA, Aaa)	10/25/28	5.513	172,417
522	New Century Home Equity Loan Trust, Series 2003-5, Class AI3 #	(AAA, Aaa)	11/25/33	3.560	519,081
800	Nissan Auto Lease Trust, Series 2004-A, Class A3	(AAA, Aaa)	08/15/07	2.900	794,815
76	Nissan Auto Receivables Owner Trust, Series 2004-C, Class A2 #	(AAA, Aaa)	12/15/06	2.430	75,716
177	PG&E Energy Recovery Funding LLC, Series 2005-1, Class A1	(AAA, Aaa)	09/25/08	3.320	176,600
785	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF2	(AAA, Aaa)	07/25/35	4.332	771,018
70	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4 #	(AAA, Aaa)	10/25/31	6.790	69,820
720	Residential Asset Mortgage Products, Inc., Series 2003-RS3, Class AI4	(AAA, Aaa)	04/25/33	5.670	720,000
84	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1 #	(BBB, Baa)	02/07/15	6.970	83,766
1,375	Whole Auto Loan Trust, Series 2003-1, Class A4 #	(AAA, Aaa)	03/15/10	2.580	1,355,687

TOTAL ASSET BACKED SECURITIES (Cost $14,509,268)					14,242,908

MORTGAGE-BACKED SECURITIES (29.0%)
1,010	Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A2	(AAA, Aaa)	07/10/43	4.247	991,512
654	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-
	PBW1, Class A1	(AAA, Aaa)	11/11/35	3.970	634,507

Credit Suisse Short Duration Bond Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

MORTGAGE-BACKED SECURITIES
$ 500	Fannie Mae Discount Notes #‡‡	(AAA, Aaa)	06/21/07	4.790	$500,120
1,078	Fannie Mae Pool #313409 ‡‡	(AAA, Aaa)	03/01/12	6.500	1,100,148
460	Fannie Mae Pool #545162 ‡‡	(AAA, Aaa)	12/01/13	6.500	470,765
992	Fannie Mae Pool #571868 ‡‡	(AAA, Aaa)	05/01/14	6.000	1,005,460
94	Fannie Mae Pool #633075 #‡‡	(AAA, Aaa)	02/01/32	5.439	94,622
309	Fannie Mae Pool #651933 #‡‡	(AAA, Aaa)	07/01/32	5.125	313,100
1,289	Fannie Mae Pool #675346 #‡‡	(AAA, Aaa)	12/01/32	4.508	1,278,797
856	Fannie Mae Pool #703707 #‡‡	(AAA, Aaa)	02/01/33	4.381	848,764
981	Fannie Mae Pool #735196 #‡‡	(AAA, Aaa)	11/01/34	3.994	974,888
1,000	Farmer Mac Global Notes ‡‡	(AAA, Aaa)	07/29/08	4.250	982,718
154	Federal Home Loan Mortgage Corp., Series 2474, Class NE ‡‡	(AAA, Aaa)	07/15/17	5.000	152,337
3	Federal National Mortgage Association, Series 2002-57, Class BC	(AAA, Aaa)	06/25/15	5.500	3,075
396	Freddie Mac Pool #789806 #‡‡	(AAA, Aaa)	09/01/32	5.069	398,707
718	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1 #	(AAA, Aaa)	06/10/38	5.560	720,180
605	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B,
	Subordindated Bonds	(AAA, Aaa)	04/15/29	6.703	616,139
564	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A #	(AAA, Aaa)	03/19/37	5.016	564,420
503	JPMorgan Alternative Loan Trust, Series A2 Class1A1 #	(AAA, Aaa)	01/25/36	5.078	502,925
952	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-
	CB9, Class A1 #	(AAA, Aaa)	06/12/41	3.475	919,937
297	Master Adjustable Rate Mortgages Trust, Series 2003-1, Class 2A1 #	(AAA, Aaa)	12/25/32	4.650	293,476
635	Washington Mutual, Series 2005-AR7, Class A1 #	(AAA, Aaa)	08/25/35	4.936	626,707

TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,190,870)					13,993,304

FOREIGN BONDS (1.2%)
Sovereign (1.0%)
500	Government of Russia, Series VI, Debentures (Russia)	(BBB, Baa2)	05/14/06	3.000	499,900

Telecommunications (0.2%)
100	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B, Caa1)	11/01/08	5.250	95,000

TOTAL FOREIGN BONDS (Cost $594,469)					594,900

UNITED STATES TREASURY OBLIGATION (0.8%)
410	United States Treasury Notes (Cost $399,399)	(AAA, Aaa)	11/15/07	3.000	398,373

SHORT-TERM INVESTMENTS (0.9%)
359	Park Avenue Receivables Corp.		04/03/06	4.803	358,904
50	United States Treasury Bills		05/11/06	4.525	49,748

TOTAL SHORT-TERM INVESTMENTS (Cost $408,652)					408,652

TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $48,456,232)					47,803,962

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)					418,812

NET ASSETS (100.0%)					$48,222,774

Credit Suisse Short Duration Bond Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

INVESTMENT ABBREVIATIONS
MTN = Medium Term Notes
MTNA=Medium Term Notes Series A
NR = Not Rated

OPEN FUTURES CONTRACTS
					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	(Depreciation)

U.S. Treasury 2
Year Notes Futures	82	06/30/06	$16,746,010	$16,716,469	$(29,541)

U.S. Treasury 5
Year Notes Futures	(70)	06/30/06	(7,361,792)	(7,310,625)	51,167

			$9,384,218	$9,405,844	$21,626

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc.
(“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At March 31, 2006, this security amounted to a value of $514,500 or 1.07% of net assets.
‡‡	Collateral segregated for futures contracts.
#	Variable rate obligations – The interest rate shown is the rate as of March 31, 2006.
+	Step Bond — The interest rate is as of March 31, 2006 and will reset at a future date.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $48,456,232, $40,072, $(692,342) and $(652,270), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Credit Suisse Short Duration Bond Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  May 26, 2006